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                                                           KATHLEEN L. PRUDHOMME
                                                                  (612) 343-7973
                                                              FAX (612) 340-8738
                                                   PRUDHOMME.KATHLEEN@DORSEY.COM


July 2, 2004


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      First American Investment Funds, Inc.
                  Post-Effective Amendment No. 70 to Registration Statement on Form N-1A
                  File Nos. 33-16905 and 811-05309


Ladies and Gentlemen :

         On behalf of First American Investment Funds, Inc. (the "Company"), we hereby certify in accordance with Rule 497(j) under the Securities Act of 1933 that, except as provided in the following sentence, the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the those contained in the most recent amendment to the Company's Registration Statement, referenced above, and that such amendment was filed electronically via EDGAR on June 30, 2004. A Stock Funds Class R Shares prospectus that differs from the form of prospectus that was included in the above-referenced amendment was filed today under Rule 497(c) of the Securities Act.

                                                     Very truly yours,

                                                     /s/ Kathleen L. Prudhomme

                                                     Kathleen L. Prudhomme


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